Segmentation of key figures (Details 8) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Net sales to third parties	$ 50,545	$ 51,626	$ 48,659
Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	(2.00%)	6.00%
Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties	$ 41,296	$ 41,995	39,013
Innovative Medicines | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	(2.00%)	8.00%
Operating segments [member] | Innovative Medicines
Disclosure of operating segments [line items]
Net sales, change in %	(2.00%)	8.00%
Operating segments [member] | Innovative Medicines | Promoted Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 31,396	$ 29,754	25,319
Net sales, change in %	6.00%	18.00%
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Cardiovascular [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 4,756	$ 3,560	2,497
Net sales, change in %	34.00%	43.00%
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Cardiovascular [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 4,644	$ 3,548	2,497
Net sales, change in %	31.00%	42.00%
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Cardiovascular [member] | Leqvio [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 112	$ 12
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Immunology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 7,287	$ 7,205	6,119
Net sales, change in %	1.00%	18.00%
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Immunology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 4,788	$ 4,718	3,995
Net sales, change in %	1.00%	18.00%
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Immunology [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,365	$ 1,428	1,251
Net sales, change in %	(4.00%)	14.00%
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Immunology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,133	$ 1,059	873
Net sales, change in %	7.00%	21.00%
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Immunology [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 5,051	$ 5,007	4,272
Net sales, change in %	1.00%	17.00%
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Neuroscience [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,013	$ 2,787	3,003
Net sales, change in %	(28.00%)	(7.00%)
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Neuroscience [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,370	$ 1,351	920
Net sales, change in %	1.00%	47.00%
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Neuroscience [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,092	$ 372	15
Net sales, change in %	194.00%
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Neuroscience [member] | Mayzent [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 357	$ 281	170
Net sales, change in %	27.00%	65.00%
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Neuroscience [member] | Aimovig [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 218	$ 215	164
Net sales, change in %	1.00%	31.00%
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Neuroscience [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1	$ 1
Net sales, change in %	0.00%
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Solid Tumors [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 4,723	$ 4,101	3,666
Net sales, change in %	15.00%	12.00%
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Solid Tumors [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,770	$ 1,693	1,542
Net sales, change in %	5.00%	10.00%
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Solid Tumors [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,231	$ 937	687
Net sales, change in %	31.00%	36.00%
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Solid Tumors [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 474	$ 577	635
Net sales, change in %	(18.00%)	(9.00%)
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Solid Tumors [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 471	$ 475	445
Net sales, change in %	(1.00%)	7.00%
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Solid Tumors [member] | Piqray [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 373	$ 329	320
Net sales, change in %	13.00%	3.00%
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Solid Tumors [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 271		2
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Solid Tumors [member] | Tabrecta [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 133	$ 90	35
Net sales, change in %	48.00%	157.00%
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Hematology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 6,452	$ 6,430	5,617
Net sales, change in %	0.00%	14.00%
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Hematology [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,088	$ 2,016	1,738
Net sales, change in %	4.00%	16.00%
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Hematology [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,923	$ 2,060	1,958
Net sales, change in %	(7.00%)	5.00%
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Hematology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,561	$ 1,595	1,339
Net sales, change in %	(2.00%)	19.00%
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Hematology [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 536	$ 587	474
Net sales, change in %	(9.00%)	24.00%
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Hematology [member] | Adakveo [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 194	$ 164	105
Net sales, change in %	18.00%	56.00%
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Hematology [member] | Scemblix [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 149	$ 7
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Hematology [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1	$ 1	3
Net sales, change in %	0.00%	(67.00%)
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Other Promoted Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,127	$ 3,451	3,148
Net sales, change in %	(9.00%)	10.00%
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Other Promoted Brands [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,874	$ 2,160	1,933
Net sales, change in %	(13.00%)	12.00%
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Other Promoted Brands [member] | Xiidra [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 487	$ 468	376
Net sales, change in %	4.00%	24.00%
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Other Promoted Brands [member] | Ultibro Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 479	$ 584	623
Net sales, change in %	(18.00%)	(6.00%)
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Other Promoted Brands [member] | Beovu [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 203	$ 186	190
Net sales, change in %	9.00%	(2.00%)
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Other Promoted Brands [member] | Other Respiratory [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 84	$ 53	26
Net sales, change in %	58.00%	104.00%
Operating segments [member] | Innovative Medicines | Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 9,900	$ 12,241	13,694
Net sales, change in %	(19.00%)	(11.00%)
Operating segments [member] | Innovative Medicines | Established Brands [member] | Established Brands [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,238	$ 1,413	1,439
Net sales, change in %	(12.00%)	(2.00%)
Operating segments [member] | Innovative Medicines | Established Brands [member] | Established Brands [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 859	$ 1,092	1,199
Net sales, change in %	(21.00%)	(9.00%)
Operating segments [member] | Innovative Medicines | Established Brands [member] | Established Brands [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 745	$ 1,024	1,188
Net sales, change in %	(27.00%)	(14.00%)
Operating segments [member] | Innovative Medicines | Established Brands [member] | Established Brands [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 743	$ 901	980
Net sales, change in %	(18.00%)	(8.00%)
Operating segments [member] | Innovative Medicines | Established Brands [member] | Established Brands [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 652	$ 773	1,003
Net sales, change in %	(16.00%)	(23.00%)
Operating segments [member] | Innovative Medicines | Established Brands [member] | Established Brands [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 512	$ 938	1,083
Net sales, change in %	(45.00%)	(13.00%)
Operating segments [member] | Innovative Medicines | Established Brands [member] | Established Brands [member] | Voltaren/Cataflam [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 334	$ 373	360
Net sales, change in %	(10.00%)	4.00%
Operating segments [member] | Innovative Medicines | Established Brands [member] | Established Brands [member] | Zortress/Certican [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 329	$ 431	452
Net sales, change in %	(24.00%)	(5.00%)
Operating segments [member] | Innovative Medicines | Established Brands [member] | Established Brands [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 323	$ 563	653
Net sales, change in %	(43.00%)	(14.00%)
Operating segments [member] | Innovative Medicines | Established Brands [member] | Established Brands [member] | Neoral/Sandimmun(e) [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 310	$ 368	393
Net sales, change in %	(16.00%)	(6.00%)
Operating segments [member] | Innovative Medicines | Established Brands [member] | Established Brands [member] | Contract manufacturing [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 214	$ 108
Net sales, change in %	98.00%
Operating segments [member] | Innovative Medicines | Established Brands [member] | Established Brands [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,641	$ 4,257	$ 4,944
Net sales, change in %	(14.00%)	(14.00%)